Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Freedom 100 Emerging Markets ETF | Freedom 100 Emerging Markets ETF Class
Prospectus [Line Items]
Annual Return [Percent]	59.40%	2.52%	23.23%	(15.10%)	6.94%	17.17%